RENTAL INCOME, NET - Schedule of Rental Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Rental Income Abstract
Rental income	$ 131,147	$ 158,544
Rental expense	(53,372)	(49,095)
Total rental income, net	$ 77,775	$ 109,449